Share-Based Payments - Own (Details) - Own - EUR (€) shares in Millions	Dec. 31, 2022	Mar. 31, 2022	Jan. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED PAYMENTS
Matching contribution to employee investment	40.00%	80.00%	40.00%
Number of shares purchased	9.2			5.7	5.5
Non-executives
SHARE-BASED PAYMENTS
Subsidy to purchase SAP shares	€ 20